Investments (Narrative) (Detail) - USD ($) $ in Millions		1 Months Ended			3 Months Ended				6 Months Ended
		Jul. 31, 2023	May 31, 2022	Mar. 31, 2022	Jun. 30, 2023	Aug. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Equity earnings from investments									$ 3	$ 16
Net Income (Loss) from discontinued operations including noncontrolling interest	[1]				$ 168		$ 212		449	623
Distributions received from investment									185	167
Equity method affiliates includes cash and accrued amounts of contributions									48	90
Equity method investment goodwill					9				9			$ 9
Liabilities from abandonment of project					711				711			1,398	[2]
Contributions to equity method affiliates									48	31
364-day term loan facility borrowings									2,500
Income tax expense (benefit) from discontinued operations					38		32		94	132
Noncurrent Assets Held for Sale					19,040				19,040			18,802	[3]
2019 Series A Corporate Units
Schedule of Equity Method Investments [Line Items]
Short-term deposit			$ 2,000
Cove Point
Schedule of Equity Method Investments [Line Items]
Noncurrent Assets Held for Sale					$ 2,700				$ 2,700			2,700
Wrangler Retail Gas Holdings LLC | Gas Supply, Inc.
Schedule of Equity Method Investments [Line Items]
Ownership interest percentage of limited partner interests								15.00%
Cash consideration from sale of noncontrolling interest								$ 85
Amount of gain from sale								11
Amount of gain from sale, after tax								8
Dominion Energy Virginia
Schedule of Equity Method Investments [Line Items]
Cash consideration from sale of noncontrolling interest				$ 120
Amount of gain from sale								23
Amount of gain from sale, after tax								16
Limited partnership interest sale transaction, proceeds received				$ 60				$ 60
Percentage ownership in total units				50.00%	50.00%			50.00%	50.00%
Initial fair value				$ 60				$ 60
Atlantic Coast Pipeline
Schedule of Equity Method Investments [Line Items]
Contributions to equity method affiliates									$ 41	0
Atlantic Coast Pipeline | Other Current Liabilities
Schedule of Equity Method Investments [Line Items]
Liabilities from abandonment of project					$ 52				52			$ 114
Cove Point and Atlantic Coast Pipeline
Schedule of Equity Method Investments [Line Items]
Net Income (Loss) from discontinued operations including noncontrolling interest									184	143
Cove Point
Schedule of Equity Method Investments [Line Items]
Distributions received from investment					95		85		$ 178	161
Transportation and storage services agreement period									20 years
Income tax expense (benefit) from discontinued operations					21		26		$ 24	61
Discontinued operations, interest expense									51
Discontinued operations, interest income					(11)		(49)			(140)
Cove Point | Discontinued operations
Schedule of Equity Method Investments [Line Items]
Equity earnings from investments					$ 90		$ 74		$ 166	$ 147
Cove Point | Cove Point | GT&S Transaction
Schedule of Equity Method Investments [Line Items]
Percentage of noncontrolling limited partnership interest retained					50.00%				50.00%			50.00%
Cove Point | BHE
Schedule of Equity Method Investments [Line Items]
Credit facility, outstanding amount		$ 750
364-day term loan facility borrowings		$ 600
Cove Point | BHE | Discontinued Operations, Held for Sale
Schedule of Equity Method Investments [Line Items]
Percentage of equity interests sold											50.00%
Cove Point | BHE | GT&S Transaction
Schedule of Equity Method Investments [Line Items]
Percentage of noncontrolling limited partnership interest retained		50.00%
Cash consideration from sale of noncontrolling interest		$ 3,300
Proceeds from settlement of related interest rate derivatives		199
Credit facility, outstanding amount					$ 2,200				$ 2,200
Gain on sale of noncontrolling interest		626
Gain on sale of noncontrolling interest after tax		$ 348
Finite Lived Equity Method Investment Basis Difference
Schedule of Equity Method Investments [Line Items]
Carrying amount of investment that exceeded share of underlying equity					221				221			$ 223
Equity method investment goodwill												(1)
Finite Lived Equity Method Investment Basis Difference | Cove Point
Schedule of Equity Method Investments [Line Items]
Equity method investment goodwill					212				212			215
Trading Securities
Schedule of Equity Method Investments [Line Items]
Rabbi trust securities					$ 113				$ 113			$ 111
Minimum | 2019 Series A Corporate Units
Schedule of Equity Method Investments [Line Items]
Short-term deposit			1,600
Maximum | 2019 Series A Corporate Units
Schedule of Equity Method Investments [Line Items]
Short-term deposit			2,000
Series A Preferred Stock | 2019 Series A Corporate Units
Schedule of Equity Method Investments [Line Items]
Redemption obligation			$ 1,600
Preferred stock dividend rate percentage			1.75%			1.75%

[1]	Includes income tax expense (benefit) of $38 million and $32 million for the three months ended June 30, 2023 and 2022, respectively, and $94 million and $132 million for the six months ended June 30, 2023 and 2022, respectively.
[2]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[3]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.